Vessels, Net (Details) $ in Thousands			4 Months Ended		5 Months Ended				6 Months Ended			7 Months Ended		8 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 12, 2017 USD ($)	Jan. 09, 2017 USD ($)	Apr. 21, 2017 USD ($)	Apr. 22, 2015 USD ($)	Jun. 09, 2017 USD ($)	Jun. 08, 2017 USD ($)	Jun. 07, 2017 USD ($)	May 25, 2017 USD ($)	Jul. 10, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Aug. 11, 2017 USD ($)	Jul. 17, 2017 USD ($)	Aug. 29, 2017 USD ($)	Aug. 21, 2017 USD ($)	Sep. 20, 2017 USD ($)	Nov. 27, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 21, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property Plant And Equipment [Line Items]
Payments to acquire vessels and the chartered out contracts																		$ 115,884		$ 0		$ 0
Navios Containers repayment of seller’s credit to Navios Partners																		14,000		0		0
Contractual Obligation																		23,587
Vessel impairment losses																		32,677		27,201		0
Vessels, net																		1,099,015		1,037,206
Net cash proceeds from sale of vessels																		113,818		0		0
Vessel held for sale																		0		125,000
Gain / (Loss) on sale of vessel																		(1,260)		0		$ 0
Vessel held and used, impairment losses																		30,304
Amounts due from related parties																		$ 10,545		19,639
Navios Symphony
Property Plant And Equipment [Line Items]
Vessel year built																		2010
Vessel type																		Capesize
Vessel capacity in DWT																		178,132
Acquisition cost																$ 27,961
Navios Aster
Property Plant And Equipment [Line Items]
Vessel year built																		2010
Vessel type																		Capesize
Vessel capacity in DWT																		179,314
Acquisition cost															$ 28,855
Navios Christine B
Property Plant And Equipment [Line Items]
Vessel year built																		2009
Vessel type																		Ultra-Handymax
Vessel capacity in DWT																		58,058
Acquisition cost												$ 14,030
Navios Sol
Property Plant And Equipment [Line Items]
Vessel year built																		2009
Vessel type																		Capesize
Vessel capacity in DWT																		180,274
Acquisition cost													$ 28,607
Navios Libertas
Property Plant And Equipment [Line Items]
Vessel year built																		2007
Vessel type																		Panamax
Vessel capacity in DWT																		75,511
Acquisition cost									$ 13,737
Navios Ace
Property Plant And Equipment [Line Items]
Vessel year built																		2011
Vessel type																		Capesize
Vessel capacity in DWT																		179,016
Acquisition cost					$ 31,364
Navios Prosperity I
Property Plant And Equipment [Line Items]
Vessel year built																		2007
Vessel type																		Panamax
Vessel capacity in DWT																		75,527
Acquisition cost							$ 13,687
Navios Beaufiks
Property Plant And Equipment [Line Items]
Vessel year built																		2004
Vessel type																		Capesize
Vessel capacity in DWT																		180,310
Acquisition cost																					$ 15,341
MSC Cristina
Property Plant And Equipment [Line Items]
Vessel year built																		2011
Vessel type																		Container
Capacity per each container in TEU																		13,100
Acquisition cost				$ 147,840
Vessel impairment losses											$ 17,193									17,193
Vessels, net	$ 142,193
Net cash proceeds from sale of vessels	$ 125,000
Vessel held for sale																				125,000
Gain / (Loss) on sale of vessel																		$ (1,260)
Navios Gemini S
Property Plant And Equipment [Line Items]
Vessels, Fair value																		4,078
Vessel impairment losses																		$ 2,373
Dry dock and special survey costs, net																			$ 502
Vessels, net																			6,451
Net cash proceeds from sale of vessels																			$ 4,078
Sale price agreed in Memorandum of Agreement																	$ 4,078
Navios Apollon
Property Plant And Equipment [Line Items]
Vessels, Fair value																				4,750
Vessel impairment losses																				$ 10,008
Dry dock and special survey costs, net			$ 782
Vessels, net			14,758
Net cash proceeds from sale of vessels			$ 4,750
Sale price agreed in Memorandum of Agreement		$ 4,750
Navios Containers Vessels
Property Plant And Equipment [Line Items]
Number of vessels acquired								5
Payments to acquire vessels and the chartered out contracts								$ 59,000
Transaction costs								1,696
Vessels, Fair value								32,358
Time charter contracts, Fair value								$ 27,457
Navios Containers Vessels | Navios Containers
Property Plant And Equipment [Line Items]
Number of vessels acquired						5
Capacity per each container in TEU						4,250
Payments to acquire vessels and the chartered out contracts						$ 64,000
Navios Containers Vessels | Navios Containers | Financed through sellers credit
Property Plant And Equipment [Line Items]
Navios Containers repayment of seller’s credit to Navios Partners										$ 10,000				$ 14,000
Interest rate description																		LIBOR plus 375 bps
Interest rate percentage																		3.75%
Due to related parties																		$ 0
Interest payable																		$ 0
Amounts due from related parties						$ 24,000